American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2026

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Focused Dynamic Growth Fund G Class	363,374	31,675,275
Focused Large Cap Value Fund G Class	9,427,705	103,987,585
Growth Fund G Class	1,038,773	63,905,312
Heritage Fund G Class	1,576,384	41,805,706
Large Cap Equity Fund G Class	2,204,867	110,507,945
Mid Cap Value Fund G Class	3,094,175	49,104,552
Select Fund G Class	82,572	11,783,094
Small Cap Growth Fund G Class	629,988	16,606,479
Small Cap Value Fund G Class	1,662,235	16,988,043
		446,363,991
International Equity Funds — 26.4%
Emerging Markets Fund G Class	2,722,356	51,261,972
Global Real Estate Fund G Class	1,464,747	21,766,136
International Growth Fund G Class	5,272,920	73,399,048
International Small-Mid Cap Fund G Class	2,138,163	28,009,934
International Value Fund G Class	3,723,251	45,311,964
Non-U.S. Intrinsic Value Fund G Class	3,001,454	32,025,518
		251,774,572
Domestic Fixed Income Funds — 19.3%
Diversified Bond Fund G Class	13,866,809	126,881,305
High Income Fund G Class	3,668,429	31,915,333
Inflation-Adjusted Bond Fund G Class	2,362,531	25,349,955
		184,146,593
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	2,056,099	19,409,578
Global Bond Fund G Class	5,424,946	47,305,531
		66,715,109
Money Market Funds — 0.5%
U.S. Government Money Market Fund G Class	5,304,438	5,304,438
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $734,415,615)		954,304,703
OTHER ASSETS AND LIABILITIES — 0.0%		(3,921)
TOTAL NET ASSETS — 100.0%		$954,300,782

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$36,910	$2,712	$4,630	$(3,317)	$31,675	363	$6,196	$2,037
Focused Large Cap Value Fund	121,645	16,643	34,010	(290)	103,988	9,428	3,748	11,815
Growth Fund	73,839	13,181	10,632	(12,483)	63,905	1,039	10,115	8,618
Heritage Fund	57,922	10,431	12,557	(13,990)	41,806	1,576	6,878	5,986
Large Cap Equity Fund	133,603	22,325	23,447	(21,973)	110,508	2,205	14,541	21,121
Mid Cap Value Fund	67,359	6,894	23,047	(2,101)	49,105	3,094	2,230	6,328
Select Fund	12,624	1,196	2,387	350	11,783	83	186	966
Small Cap Growth Fund	25,692	1,083	8,882	(1,287)	16,606	630	2,992	991
Small Cap Value Fund	25,481	2,190	10,770	87	16,988	1,662	877	1,970
Emerging Markets Fund	58,501	1,698	19,437	10,500	51,262	2,722	8,790	1,152
Global Real Estate Fund	23,434	1,067	4,885	2,150	21,766	1,465	516	828
International Growth Fund	66,417	9,531	4,008	1,459	73,399	5,273	10	3,185
International Small-Mid Cap Fund	25,830	1,385	2,798	3,593	28,010	2,138	527	843
International Value Fund	40,715	6,148	7,651	6,100	45,312	3,723	957	3,942
Non-U.S. Intrinsic Value Fund	32,796	4,043	5,731	918	32,026	3,001	613	3,635
Diversified Bond Fund	148,364	18,494	44,612	4,635	126,881	13,867	(4,153)	4,908
High Income Fund	37,093	2,169	8,103	756	31,915	3,668	(789)	1,832
Inflation-Adjusted Bond Fund	28,991	1,495	5,968	832	25,350	2,363	(420)	617
Emerging Markets Debt Fund	21,959	1,055	4,746	1,142	19,410	2,056	(438)	1,054
Global Bond Fund	58,837	3,905	16,918	1,482	47,306	5,425	(1,932)	2,131
U.S. Government Money Market Fund	—	5,304	—	—	5,304	5,304	—	81
	$1,098,012	$132,949	$255,219	$(21,437)	$954,305	71,085	$51,444	$84,040
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.